Warrants	12 Months Ended
Dec. 31, 2019
Warrants [Abstract]
Warrants [Text Block]

22. Warrants

The following table summarizes the Company's movements for the warrants outstanding:

	2019			2018
			Weighted			Weighted
			average			average
	Number of		exercise	Number of		exercise
	Warrants(i),(ii)	Amount	price	Warrants(i),(ii)	Amount	price
		$	$		$	$
Balance - January 1	11,195,500	30,901	27.61	11,195,500	30,901	27.61
Expired (i)	(5,715,500)	(12,829)	19.08	-	-	-
Balance - December 31	5,480,000	18,072	36.50	11,195,500	30,901	27.61

(i) 5,715,500 warrants entitling the holder to purchase one common share of Osisko at a price of $19.08 expired unexercised on February 26, 2019.

(ii) 5,480,000 warrants entitling the holder to purchase one common share of Osisko at a price of $36.50 until March 5, 2022.